Cash generated from operations - Schedule of Net debt (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net debt and movements in net debt
Balance at beginning of year	¥ (186,928)	¥ (237,411)	¥ (328,532)
Cash flows	(12,735)	50,483	91,121
Non-cash	(99,365)
Balance at end of year	(299,028)	(186,928)	(237,411)
Borrowings due within 1 year [Member]
Net debt and movements in net debt
Balance at beginning of year	(72,215)	(73,933)	(172,766)
Cash flows	(58,314)	1,718	98,833
Non-cash	1,448
Balance at end of year	(129,081)	(72,215)	(73,933)
Borrowings due after 1 year [Member]
Net debt and movements in net debt
Balance at beginning of year	(13,723)	(31,410)	(29,110)
Cash flows	0	17,687	(2,300)
Non-cash	(1,448)
Balance at end of year	(15,171)	(13,723)	(31,410)
Lease liabilities due within 1 year [Member]
Net debt and movements in net debt
Balance at beginning of year	(34,148)	(38,670)	(27,352)
Cash flows	45,579	4,522	(11,318)
Non-cash	(43,427)
Balance at end of year	(31,996)	(34,148)	(38,670)
Lease Liabilities due after 1 year [Member]
Net debt and movements in net debt
Balance at beginning of year	(66,842)	(93,398)	(99,304)
Cash flows	0	26,556	5,906
Non-cash	(55,938)
Balance at end of year	¥ (122,780)	¥ (66,842)	¥ (93,398)